Steben & Company, Inc.	240 631 7600 T
9711 Washingtonian Blvd., Suite 400	240 631 9595 F
Gaithersburg, MD 20878	www.steben.com

July 29, 2014

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Fund File Nos. 811-22824 and 333-187847

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, on behalf of Steben Select Multi-Strategy Fund (the “Fund”), is the Fund’s Post-Effective Amendment No. 2 to the registration statement on Form N-2 (“PEA 2”).

The purpose of PEA 2 is to update the Fund’s registration statement in order to incorporate the Securities and Exchange Commission’s Staff (“Staff”) comments with respect to the addition of a new class of shares of beneficial interest for the Fund and include disclosures with respect to material changes regarding the Fund’s registration statement on Form N-2.

We respectfully request that the Staff grant acceleration of effectiveness under the 1933 Act of PEA 2 to July 31, 2014. The acceleration requests on behalf of the Fund and the Fund’s distributor are included with this filing.

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Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	Kenneth E. Steben
Steben Select Multi-Strategy Fund
George J. Zornada
K&L Gates LLP